Expense Example {- Franklin Mutual European Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual European Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 678
3 years	948
5 years	1,239
10 years	2,063
Class C
Expense Example:
1 year	311
3 years	652
5 years	1,119
10 years	2,410
Class R
Expense Example:
1 year	161
3 years	499
5 years	860
10 years	1,878
Class R6
Expense Example:
1 year	99
3 years	315
5 years	550
10 years	1,222
Class Z
Expense Example:
1 year	110
3 years	343
5 years	595
10 years	$ 1,317